[EATON VANCE(R) LOGO]

[PHOTO OF ADDING MACHINE, PHONE, AND TAX FORMS]

SEMIANNUAL REPORT APRIL 30, 2002

[PHOTO OF STOCK EXCHANGE NYSE FLAG]

EATON VANCE

TAX-MANAGED

SMALL-CAP GROWTH FUND

1.1

FORMERLY EATON VANCE TAX-MANAGED
EMERGING GROWTH FUND 1.1

[PHOTO OF ADDING MACHINE, ADDING MACHINE TAPE, AND TAX FORMS]

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

[PHOTO OF EDWARD E.(JACK) SMILEY]
  Edward E. (Jack) Smiley, CFA
  Portfolio Manager

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The U.S. economy, still suffering the hangover effects from the slowdown that followed the largest expansion in U.S. history, is beginning to show signs of recovery. GDP showed a stronger-than-expected 5.8% gain in the first quarter of 2002, while consumer spending remained strong. Despite the encouraging news, a full-scale recovery can not yet be declared. Recent data have done little to clarify the overall outlook for the U.S. economy.

- The stock market, despite sporadic rallies, continued to slump over the past six months, experiencing, as of late April, its most extended decline in 19 months. In early May, the Federal Reserve Board announced its decision to leave interest rates unchanged, citing the belief that the risks of inflation and economic weakness remain equally present.

THE FUND

  THE PAST SIX MONTHS

- During the six months ended April 30, 2002, the Fund's Class A shares had a total return of 3.05%, the result of an increase in net asset value (NAV) to $10.14 on April 30, 2002, from $9.84 on October 31, 2001.(1)

- The Fund's Class B shares had a total return of 2.73% during the same period, the result of an increase in NAV to $9.80 from $9.54.(1)

- The Fund's Class C shares had a total return of 2.74% during the same period, the result of an increase in NAV to $9.76 from $9.50.(1)

  MANAGEMENT DISCUSSION

- On March 1, 2002, Eaton Vance Tax-Managed Emerging Growth Fund 1.1 changed its name to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1. The Fund retains its investment objective of seeking long-term, after-tax returns by investing in a diversified portfolio of emerging growth company stocks, defined as those with market capitalizations comparable to those of companies in the Standard
  & Poor's 600 SmallCap Index.(2)

- The Fund had modestly positive returns for the 6-month period ended April 30, 2002. In that time period, the strongest stocks were defensive/consumer stocks. Restaurant stocks, including AFC Enterprises, Applebee's, and Sonic Corp. were good performers for the Portfolio. Retailers showed exceptional gains over the last six months. We eliminated our holding in Coach, which had doubled in price, and began to reduce our position in AnnTaylor Stores, which has also had a good run since Fall 2001. The education stocks once again did well; holdings in Apollo Group and Career Education showed the primary strength.

- The weaker performers for the Portfolio were biotech and software stocks. We reduced the biotechnology weighting in the Portfolio, believing that a slowdown at the FDA in new drug trials and approvals, coupled with high valuations, created an unfavorable environment for the next 3-to-6 months. In software, stocks were reacting to the continuing slowdown in IT spending. We eliminated some weaker holdings, but continue to hold what we consider to be quality names.

- At the end of April, we think that valuation levels are becoming more attractive on many small-cap emerging growth stocks. When market sentiment indicates that the economy is bottoming, and earnings estimates have stabilized or bottomed, we believe that these stocks will start to reflect a stronger outlook. We continue to hold moderate cash reserves, and will maintain the Portfolio's focus on what we consider quality emerging growth stocks.

FUND INFORMATION
AS OF APRIL 30, 2002

PERFORMANCE(3)                                      CLASS A    CLASS B     CLASS C
-------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------------
One Year                                            -17.49%    -18.06%      -18.05%
Life of Fund+                                         0.30      -0.44        -0.53


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
---------------------------------------------------------------------------------------
One Year                                            -22.24%    -22.16%      -18.87%
Life of Fund+                                        -0.98      -0.88        -0.53

+Inception Dates - Class A: 9/25/97; Class B: 9/29/97; Class C:9/29/97


TEN LARGEST HOLDINGS(4) BY TOTAL NET ASSETS
---------------------------------------------------
XTO Energy, Inc.                  2.3%
AnnTaylor Stores Corp.            1.8
Entercom Communications Corp.     1.7
Varco International, Inc.         1.7
Cheesecake Factory, Inc. (The)    1.5
Newfield Exploration Co.          1.5
Advent Software, Inc.             1.5
Noble Affiliates, Inc.            1.5
99 Cents Only Stores              1.5
Fair, Isaac and Co., Inc.         1.4

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares and Class C shares.

(2)  It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(4) Ten largest holdings accounted for 16.4% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, will be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

PERFORMANCE

AFTER-TAX PERFORMANCE
AS OF APRIL 30, 2002

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIOD ENDED APRIL 30, 2002)

  RETURNS AT NET ASSET VALUE (NAV) (CLASS A)
--------------------------------------------------------------------------------
                                                 ONE YEAR    LIFE OF FUND
  Return Before Taxes                             -17.49%        0.30%
  Return After Taxes on Distributions             -17.49%        0.30%
  Return After Taxes on Distributions             -10.65%        0.24%
  and Sale of Fund Shares


  RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)
--------------------------------------------------------------------------------
                                                 ONE YEAR    LIFE OF FUND
  Return Before Taxes                             -22.24%       -0.98%
  Return After Taxes on Distributions             -22.24%       -0.98%
  Return After Taxes on Distributions             -13.54%       -0.78%
  and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)
--------------------------------------------------------------------------------
                                                 ONE YEAR    LIFE OF FUND
  Return Before Taxes                             -18.06%       -0.44%
  Return After Taxes on Distributions             -18.06%       -0.44%
  Return After Taxes on Distributions             -11.00%       -0.35%
  and Sale of Fund Shares

  RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)
--------------------------------------------------------------------------------
                                                 ONE YEAR    LIFE OF FUND
  Return Before Taxes                             -22.16%       -0.88%
  Return After Taxes on Distributions             -22.16%       -0.88%
  Return After Taxes on Distributions             -13.49%       -0.70%
  and Sale of Fund Shares

  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIOD ENDED APRIL 30, 2002)

  RETURNS AT NET ASSET VALUE (NAV) (CLASS C)
--------------------------------------------------------------------------------
                                                 ONE YEAR    LIFE OF FUND
  Return Before Taxes                             -18.05%       -0.53%
  Return After Taxes on Distributions             -18.05%       -0.53%
  Return After Taxes on Distributions             -10.99%       -0.42%
  and Sale of Fund Shares


  RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)
--------------------------------------------------------------------------------
                                                 ONE YEAR    LIFE OF FUND
  Return Before Taxes                             -18.87%       -0.53%
  Return After Taxes on Distributions             -18.87%       -0.53%
  Return After Taxes on Distributions             -11.49%       -0.42%
  and Sale of Fund Shares

Class A commenced operations on 9/25/97. Class B and Class C commenced operations on 9/29/97. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge and applicable CDSC, while returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund Shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
-------------------------------------------------------
Investment in Tax-Managed Small-Cap
   Growth Portfolio, at value
   (identified cost, $219,672,792)        $ 258,853,780
Receivable for Fund shares sold                  97,686
Deferred organization expenses                      790
-------------------------------------------------------
TOTAL ASSETS                              $ 258,952,256
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     552,998
Payable to affiliate for distribution
   and service fees                              51,382
Payable to affiliate for Trustees' fees             347
Accrued expenses                                 85,874
-------------------------------------------------------
TOTAL LIABILITIES                         $     690,601
-------------------------------------------------------
NET ASSETS                                $ 258,261,655
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 364,600,415
Accumulated net realized loss (computed
   on the basis of identified cost)        (143,499,362)
Accumulated net investment loss              (2,020,386)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          39,180,988
-------------------------------------------------------
TOTAL                                     $ 258,261,655
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $  71,621,382
SHARES OUTSTANDING                            7,060,672
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       10.14
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.14)      $       10.76
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $ 126,354,584
SHARES OUTSTANDING                           12,898,734
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        9.80
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $  60,285,689
SHARES OUTSTANDING                            6,177,544
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        9.76
-------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $6,154)              $    204,665
Interest allocated from Portfolio              138,347
Expenses allocated from Portfolio             (993,984)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (650,972)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,573
Distribution and service fees
   Class A                                      99,713
   Class B                                     681,028
   Class C                                     332,111
Transfer and dividend disbursing agent
   fees                                        190,099
Printing and postage                            18,676
Registration fees                               17,739
Custodian fee                                   10,881
Legal and accounting services                    7,584
Amortization of organization expenses              992
Miscellaneous                                    9,018
------------------------------------------------------
TOTAL EXPENSES                            $  1,369,414
------------------------------------------------------

NET INVESTMENT LOSS                       $ (2,020,386)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(17,258,570)
   Foreign currency transactions                (1,242)
------------------------------------------------------
NET REALIZED LOSS                         $(17,259,812)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 28,794,689
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 28,794,689
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 11,534,877
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  9,514,491
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (2,020,386) $     (5,044,884)
   Net realized loss                           (17,259,812)      (77,565,909)
   Net change in unrealized
      appreciation (depreciation)               28,794,689      (123,799,077)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      9,514,491  $   (206,409,870)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      2,316,458  $     46,616,626
      Class B                                    2,855,055        35,165,041
      Class C                                    2,816,523        27,030,666
   Cost of shares redeemed
      Class A                                  (15,456,109)      (49,076,221)
      Class B                                  (13,515,393)      (34,411,861)
      Class C                                  (11,318,143)      (23,626,152)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    (32,301,609) $      1,698,099
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (22,787,118) $   (204,711,771)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    281,048,773  $    485,760,544
----------------------------------------------------------------------------
AT END OF PERIOD                          $    258,261,655  $    281,048,773
----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $     (2,020,386) $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS A
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ------------------------------------------------------------
                                  (UNAUDITED)           2001        2000         1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.840         $16.490     $ 13.110     $ 9.460     $ 9.740       $10.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.050)        $(0.110)    $ (0.062)    $(0.053)    $(0.040)      $ 0.008
Net realized and unrealized
   gain (loss)                          0.350          (6.540)       3.442       3.703      (0.240)       (0.268)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.300         $(6.650)    $  3.380     $ 3.650     $(0.280)      $(0.260)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.140         $ 9.840     $ 16.490     $13.110     $ 9.460       $ 9.740
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          3.05%         (40.33)%      25.78%      38.58%      (2.87)%       (2.60)%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $71,621         $81,608     $145,852     $57,518     $28,035       $ 3,925
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.14%(4)        1.16%        1.07%       1.04%       1.21%         0.63%(4)
   Expenses after custodian
      fee reduction(3)                   1.14%(4)        1.14%        1.07%       1.04%       1.21%         0.63%(4)
   Net investment income
      (loss)                            (0.89)%(4)      (0.83)%      (0.49)%     (0.55)%     (0.57)%        1.83%(4)
Portfolio Turnover(5)                      --              22%          77%         80%        110%            7%
Portfolio Turnover of the
   Portfolio                               64%             38%*         --          --          --            --
------------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 25, 1997 to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the Portfolio's start of business, March 1, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      --------------------------------------------------------------
                                  (UNAUDITED)           2001         2000         1999         1998        1997(1)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.540        $ 16.120     $ 12.910     $  9.390     $ 9.740       $10.000
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ (0.087)       $ (0.197)    $ (0.167)    $ (0.128)    $(0.090)      $ 0.005
Net realized and unrealized
   gain (loss)                           0.347          (6.383)       3.377        3.648      (0.260)       (0.265)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.260        $ (6.580)    $  3.210     $  3.520     $(0.350)      $(0.260)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.800        $  9.540     $ 16.120     $ 12.910     $ 9.390       $ 9.740
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.73%         (40.82)%      24.86%       37.49%      (3.59)%       (2.60)%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $126,355        $132,892     $228,177     $105,949     $52,641       $ 8,613
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.89%(4)        1.92%        1.82%        1.81%       2.04%         1.37%(4)
   Expenses after custodian
      fee reduction(3)                    1.89%(4)        1.90%        1.82%        1.81%       2.04%         1.37%(4)
   Net investment income
      (loss)                             (1.64)%(4)      (1.58)%      (1.24)%      (1.33)%     (1.41)%        1.13%(4)
Portfolio Turnover(5)                       --              22%          77%          80%        110%            7%
Portfolio Turnover of the
   Portfolio                                64%             38%*         --           --          --            --
--------------------------------------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, September 29, 1997 to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the Portfolio's start of business, March 1, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS C
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ------------------------------------------------------------
                                  (UNAUDITED)           2001        2000         1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.500         $16.050     $ 12.860     $ 9.370     $ 9.720       $10.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.088)        $(0.198)    $ (0.154)    $(0.135)    $(0.092)      $ 0.003
Net realized and unrealized
   gain (loss)                          0.348          (6.352)       3.344       3.625      (0.258)       (0.283)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.260         $(6.550)    $  3.190     $ 3.490     $(0.350)      $(0.280)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.760         $ 9.500     $ 16.050     $12.860     $ 9.370       $ 9.720
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          2.74%         (40.81)%      24.80%      37.25%      (3.60)%       (2.80)%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $60,286         $66,550     $111,731     $39,487     $18,455       $ 2,051
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.89%(4)        1.92%        1.85%       1.95%       2.21%         1.56%(4)
   Expenses after custodian
      fee reduction(3)                   1.89%(4)        1.90%        1.85%       1.95%       2.21%         1.56%(4)
   Net investment income
      (loss)                            (1.64)%(4)      (1.58)%      (1.27)%     (1.47)%     (1.58)%        0.90%(4)
Portfolio Turnover(5)                      --              22%          77%         80%        110%            7%
Portfolio Turnover of the
   Portfolio                               64%             38%*         --          --          --            --
------------------------------------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class C shares, September 29, 1997 to October 31, 1997.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the Portfolio's start of business, March 1, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund 1.1) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Small-Cap Growth Portfolio (formerly Tax-Managed Emerging Growth Portfolio) (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (83.6% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $124,040,003 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2005 ($56,332), on October 31, 2006 ($10,740,877), on October 31, 2007
   ($122,804), on October 31, 2008 ($35,279,692), and on October 31, 2009
   ($77,840,298).

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   are paid in the form of additional shares of the Fund, or at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2001
    ----------------------------------------------------------------------------
    Sales                                              212,075         3,603,803
    Redemptions                                     (1,444,741)       (4,152,922)
    ----------------------------------------------------------------------------
    NET DECREASE                                    (1,232,666)         (549,119)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2001
    ----------------------------------------------------------------------------
    Sales                                              277,803         2,753,807
    Redemptions                                     (1,309,974)       (2,978,935)
    ----------------------------------------------------------------------------
    NET DECREASE                                    (1,032,171)         (225,128)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2001
    ----------------------------------------------------------------------------
    Sales                                              273,832         2,113,371
    Redemptions                                     (1,098,941)       (2,070,121)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (825,109)           43,250
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,939 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2002.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $510,771 and $249,083 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended
   April 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $7,708,000 and $7,624,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% of the Fund's average daily net assets

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2002 amounted to $99,713, $170,257 and $83,028 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $371,000 and $8,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended April 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $8,407,118 and $42,034,706, respectively for the six months ended April 30, 2002.

8 Name Change
-------------------------------------------
   Effective March 1, 2002, Eaton Vance Tax-Managed Emerging Growth Fund 1.1 changed its name to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Auto / Truck - Original Equipment -- 1.0%
-----------------------------------------------------------------------
Gentex Corp.(1)                               100,000      $  3,166,000
-----------------------------------------------------------------------
                                                           $  3,166,000
-----------------------------------------------------------------------
Banks - Central U.S. -- 0.8%
-----------------------------------------------------------------------
Corus Bankshares, Inc.                         50,000      $  2,512,950
-----------------------------------------------------------------------
                                                           $  2,512,950
-----------------------------------------------------------------------
Banks - West/Southwest -- 0.6%
-----------------------------------------------------------------------
CVB Financial Corp.                            80,000      $  1,720,000
-----------------------------------------------------------------------
                                                           $  1,720,000
-----------------------------------------------------------------------
Broadcasting and Radio -- 2.9%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                    150,000      $  4,296,000
Cumulus Media, Inc.(1)                        200,000         3,746,000
Radio One, Inc.(1)                             41,000           877,400
-----------------------------------------------------------------------
                                                           $  8,919,400
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 5.6%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)         165,000      $  2,079,000
Exult, Inc.(1)                                 75,000           654,750
Fair, Isaac and Co., Inc.                      80,000         4,459,200
FileNET Corp.(1)                               35,000           603,750
Getty Images, Inc.(1)                          60,000         2,088,600
Iron Mountain, Inc.(1)                        120,000         3,696,000
Pegasus Solutions, Inc.(1)                    110,000         2,130,700
Pivotal Corp.(1)                               95,000           467,400
Visionics Corp.(1)                            100,000         1,012,000
-----------------------------------------------------------------------
                                                           $ 17,191,400
-----------------------------------------------------------------------
Commercial Services - Miscellaneous -- 0.4%
-----------------------------------------------------------------------
Harte-Hanks Communications, Inc.               40,000      $  1,284,800
-----------------------------------------------------------------------
                                                           $  1,284,800
-----------------------------------------------------------------------
Commercial Services - Schools -- 2.1%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                          45,000      $  1,725,300
Career Education Corp.(1)                      95,000         4,270,250
Devry, Inc.(1)                                 20,000           529,800
-----------------------------------------------------------------------
                                                           $  6,525,350
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Commercial Services - Staffing -- 0.6%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                         91,200      $  1,854,096
-----------------------------------------------------------------------
                                                           $  1,854,096
-----------------------------------------------------------------------
Communications Equipment -- 0.4%
-----------------------------------------------------------------------
DSP Group, Inc.(1)                             20,900      $    443,498
WebEx Communications, Inc.(1)                  45,600           785,688
-----------------------------------------------------------------------
                                                           $  1,229,186
-----------------------------------------------------------------------
Computer Services -- 3.9%
-----------------------------------------------------------------------
Acxiom Corp.(1)                               250,000      $  4,157,500
BISYS Group, Inc. (The)(1)                    100,000         3,420,000
CACI International Inc.(1)                     40,000         1,206,960
PEC Solutions, Inc.(1)                        140,000         3,290,000
-----------------------------------------------------------------------
                                                           $ 12,074,460
-----------------------------------------------------------------------
Computer Software -- 5.9%
-----------------------------------------------------------------------
Advent Software, Inc.(1)                       95,000      $  4,691,100
HNC Software, Inc.(1)                          80,000         1,529,600
J.D. Edwards & Co.(1)                         115,000         1,276,500
Keane, Inc.(1)                                100,000         1,564,000
Mercury Interactive Corp.(1)                   80,000         2,981,600
MSC Software Corp.(1)                          70,000           858,900
Renaissance Learning, Inc.(1)                  84,000         2,903,880
SERENA Software, Inc.(1)                      151,000         2,076,250
Speechworks International(1)                   80,000           392,000
-----------------------------------------------------------------------
                                                           $ 18,273,830
-----------------------------------------------------------------------
Computers - Integrated Systems -- 0.5%
-----------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)               8,000      $    231,600
MICROS Systems, Inc.(1)                        50,000         1,400,000
-----------------------------------------------------------------------
                                                           $  1,631,600
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 1.0%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                              180,000      $  1,296,000
Plexus Corp.(1)                                70,000         1,749,300
-----------------------------------------------------------------------
                                                           $  3,045,300
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electronics - Instruments and Controls -- 0.5%
-----------------------------------------------------------------------
AstroPower, Inc.(1)                            40,000      $  1,488,800
-----------------------------------------------------------------------
                                                           $  1,488,800
-----------------------------------------------------------------------
Electronics - Scientific Instruments -- 0.1%
-----------------------------------------------------------------------
Keithley Instruments, Inc.                     17,400      $    334,080
-----------------------------------------------------------------------
                                                           $    334,080
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 3.2%
-----------------------------------------------------------------------
Bell Microproducts, Inc.(1)                   200,000      $  2,360,000
Maxim Integrated Products, Inc.(1)             47,058         2,343,488
Mykrolis Corp.(1)                              30,456           448,922
Numerical Technologies, Inc.(1)               140,000         1,825,600
Rudolph Technologies, Inc.(1)                  32,900         1,003,450
Varian Semiconductor Equipment
Associates, Inc.(1)                            40,000         1,868,800
-----------------------------------------------------------------------
                                                           $  9,850,260
-----------------------------------------------------------------------
Electronics - Semiconductor Manufacturing -- 2.8%
-----------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)            12,500      $    435,000
Alpha Industries, Inc.(1)                     100,000         1,225,000
Exar Corp.(1)                                 205,000         4,087,700
Micrel, Inc.(1)                                75,000         1,646,250
Pericom Semiconductor Corp.(1)                100,000         1,427,000
-----------------------------------------------------------------------
                                                           $  8,820,950
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.5%
-----------------------------------------------------------------------
Silicon Laboratories, Inc.(1)                  80,000      $  2,364,800
Zoran Corp.(1)                                 65,000         2,353,650
-----------------------------------------------------------------------
                                                           $  4,718,450
-----------------------------------------------------------------------
Finance - Investment Management -- 1.4%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A       167,500      $  4,313,125
-----------------------------------------------------------------------
                                                           $  4,313,125
-----------------------------------------------------------------------
Foods -- 0.8%
-----------------------------------------------------------------------
Flowers Foods, Inc.(1)                         93,300      $  2,434,197
-----------------------------------------------------------------------
                                                           $  2,434,197
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Gaming -- 1.4%
-----------------------------------------------------------------------
Park Place Entertainment Corp.(1)             345,000      $  4,243,500
-----------------------------------------------------------------------
                                                           $  4,243,500
-----------------------------------------------------------------------
Health Services -- 4.3%
-----------------------------------------------------------------------
Accredo Health, Inc.(1)                        55,000      $  3,560,150
AmeriPath, Inc.(1)                             65,000         1,755,000
DIANON Systems, Inc.(1)                        45,000         2,952,000
MedQuist, Inc.(1)                             125,000         3,610,000
MIM Corp.(1)                                   75,000         1,335,000
-----------------------------------------------------------------------
                                                           $ 13,212,150
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.2%
-----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                30,000      $    294,900
Network Associates, Inc.(1)                    35,000           621,250
webMethods, Inc.(1)                            65,000           967,200
Websense, Inc.(1)                              70,000         1,869,700
-----------------------------------------------------------------------
                                                           $  3,753,050
-----------------------------------------------------------------------
Internet - Software -- 3.4%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)             190,000      $  2,090,000
Macromedia, Inc.(1)                            45,000         1,007,550
Manhattan Associates, Inc.(1)                  60,000         1,894,800
Retek, Inc.(1)                                125,012         2,950,158
TIBCO Software, Inc.(1)                       300,000         2,517,000
-----------------------------------------------------------------------
                                                           $ 10,459,508
-----------------------------------------------------------------------
Internet Content - Entertainment -- 0.4%
-----------------------------------------------------------------------
Alloy, Inc.(1)                                 90,000      $  1,138,500
-----------------------------------------------------------------------
                                                           $  1,138,500
-----------------------------------------------------------------------
Machinery - Mtl Hdlg / Aluminum -- 0.4%
-----------------------------------------------------------------------
Cognex Corp.(1)                                49,000      $  1,207,850
-----------------------------------------------------------------------
                                                           $  1,207,850
-----------------------------------------------------------------------
Manufacturing -- 0.9%
-----------------------------------------------------------------------
CoorsTek, Inc.(1)                              10,000      $    392,900
Roper Industries, Inc.                         50,000         2,299,500
-----------------------------------------------------------------------
                                                           $  2,692,400
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Media - Newspapers -- 1.4%
-----------------------------------------------------------------------
The McClatchy Co.                              70,000      $  4,185,300
-----------------------------------------------------------------------
                                                           $  4,185,300
-----------------------------------------------------------------------
Media - Radio / TV -- 1.7%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)              100,000      $  5,225,000
-----------------------------------------------------------------------
                                                           $  5,225,000
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 4.3%
-----------------------------------------------------------------------
Affymetrix Inc.(1)                            140,000      $  3,551,800
ArQule, Inc.(1)                                45,000           427,500
Cephalon, Inc.(1)                              14,000           820,960
Charles River Laboratories
International, Inc.(1)                        141,000         4,222,950
Decode Genetics, Inc.(1)                      180,000           999,000
EntreMed, Inc.(1)                              93,000           725,400
Tanox, Inc.(1)                                 60,000           717,540
Transkaryotic Therapies, Inc.(1)               36,000         1,434,960
XOMA Ltd.(1)                                  150,000           559,500
-----------------------------------------------------------------------
                                                           $ 13,459,610
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 1.4%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                               85,000      $  1,199,350
Adolor Corp.(1)                                50,000           687,500
Alkermes, Inc.(1)                              53,000         1,067,420
Neurocrine Biosciences, Inc.(1)                45,000         1,480,050
-----------------------------------------------------------------------
                                                           $  4,434,320
-----------------------------------------------------------------------
Medical - Hospitals -- 2.6%
-----------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                  105,000      $  4,410,000
Province Healthcare Co.(1)                     95,000         3,658,450
-----------------------------------------------------------------------
                                                           $  8,068,450
-----------------------------------------------------------------------
Medical - Instruments -- 0.3%
-----------------------------------------------------------------------
Given Imaging, Ltd.(1)                         70,000      $    969,500
-----------------------------------------------------------------------
                                                           $    969,500
-----------------------------------------------------------------------
Medical / Dental - Services -- 1.0%
-----------------------------------------------------------------------
Renal Care Group, Inc.(1)                      90,000      $  3,195,000
-----------------------------------------------------------------------
                                                           $  3,195,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 2.1%
-----------------------------------------------------------------------
Aradigm Corp.(1)                              150,000      $    570,000
Closure Medical Corp.(1)                       36,300           541,233
Cytyc Corp.(1)                                 93,100         1,462,601
Resmed, Inc.(1)                                85,000         3,154,350
Thoratec Laboratories Corp.(1)                109,944           902,640
-----------------------------------------------------------------------
                                                           $  6,630,824
-----------------------------------------------------------------------
Metals - Industrial -- 0.0%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)          817,200      $     12,857
Formation Capital Corp.(1)(2)                 400,000            63,720
-----------------------------------------------------------------------
                                                           $     76,577
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.1%
-----------------------------------------------------------------------
Hydril Co.(1)                                  20,000      $    510,380
Newfield Exploration Co.(1)                   125,000         4,731,250
Noble Affiliates, Inc.                        120,000         4,686,000
Quicksilver Resources, Inc.(1)                 40,000           976,000
Spinnaker Exploration Co.(1)                   74,000         3,170,900
Ultra Petroleum Corp.(1)                      100,000           881,000
XTO Energy, Inc.                              345,000         7,038,000
-----------------------------------------------------------------------
                                                           $ 21,993,530
-----------------------------------------------------------------------
Oil and Gas - Field Services -- 2.9%
-----------------------------------------------------------------------
Hanover Compressor Co.(1)                     160,000      $  3,016,000
Varco International, Inc.(1)                  253,525         5,194,727
Veritas DGC, Inc.(1)                           50,000           905,000
-----------------------------------------------------------------------
                                                           $  9,115,727
-----------------------------------------------------------------------
Paper and Forest Products -- 1.0%
-----------------------------------------------------------------------
Rayonier, Inc.                                 55,000      $  3,226,850
-----------------------------------------------------------------------
                                                           $  3,226,850
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 2.9%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                     125,000      $  5,433,750
Hot Topic, Inc.(1)                            120,000         2,707,200
Urban Outfitters, Inc.(1)                      25,600           774,144
-----------------------------------------------------------------------
                                                           $  8,915,094
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Auto Parts -- 1.7%
-----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    40,000      $  2,368,000
O'Reilly Automotive, Inc.(1)                   85,000         2,753,150
-----------------------------------------------------------------------
                                                           $  5,121,150
-----------------------------------------------------------------------
Retail - Computer Equipment -- 0.9%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                  108,100      $  2,821,410
-----------------------------------------------------------------------
                                                           $  2,821,410
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.4%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                          140,000      $  4,445,000
-----------------------------------------------------------------------
                                                           $  4,445,000
-----------------------------------------------------------------------
Retail - Electronics -- 1.1%
-----------------------------------------------------------------------
GameStop Corp.(1)                             120,000      $  2,286,000
Tweeter Home Entertainment Group,
Inc.(1)                                        60,000           990,600
-----------------------------------------------------------------------
                                                           $  3,276,600
-----------------------------------------------------------------------
Retail - Restaurants -- 5.1%
-----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                      100,000      $  3,363,000
Applebee's International, Inc.                100,000         3,904,000
Cheesecake Factory, Inc. (The)(1)             115,000         4,787,450
Sonic Corp.(1)                                131,250         3,846,938
-----------------------------------------------------------------------
                                                           $ 15,901,388
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 1.5%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                       149,333      $  4,641,269
-----------------------------------------------------------------------
                                                           $  4,641,269
-----------------------------------------------------------------------
Retail - Super/Mini Markets -- 1.4%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                    90,000      $  4,208,400
-----------------------------------------------------------------------
                                                           $  4,208,400
-----------------------------------------------------------------------
Retail - Wholesale Office Supplies -- 1.1%
-----------------------------------------------------------------------
United Stationers(1)                           85,000      $  3,315,850
-----------------------------------------------------------------------
                                                           $  3,315,850
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Schools -- 0.6%
-----------------------------------------------------------------------
Corinthian Colleges, Inc.(1)                   33,100      $  1,949,259
-----------------------------------------------------------------------
                                                           $  1,949,259
-----------------------------------------------------------------------
Staffing -- 0.9%
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                       129,100      $  2,669,788
-----------------------------------------------------------------------
                                                           $  2,669,788
-----------------------------------------------------------------------
Technology - Information Services -- 0.4%
-----------------------------------------------------------------------
Sapient Corp.(1)                              250,000      $  1,220,000
-----------------------------------------------------------------------
                                                           $  1,220,000
-----------------------------------------------------------------------
Telecommunications - Equipment -- 1.2%
-----------------------------------------------------------------------
Newport Corp.                                  75,000      $  1,538,250
Tekelec(1)                                    154,000         1,629,320
Tollgrade Communications, Inc.(1)              23,000           462,530
-----------------------------------------------------------------------
                                                           $  3,630,100
-----------------------------------------------------------------------
Telecommunications - Services -- 1.4%
-----------------------------------------------------------------------
Catapult Communications Corp.(1)              140,000      $  3,508,400
Metro One Telecommunications(1)                40,000           712,000
-----------------------------------------------------------------------
                                                           $  4,220,400
-----------------------------------------------------------------------
Transportation - Truck -- 0.7%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)             115,000      $  2,236,750
-----------------------------------------------------------------------
                                                           $  2,236,750
-----------------------------------------------------------------------
Waste Disposal -- 1.3%
-----------------------------------------------------------------------
Stericycle, Inc.(1)                            60,000      $  4,051,800
-----------------------------------------------------------------------
                                                           $  4,051,800
-----------------------------------------------------------------------
Wireless Equipment -- 1.1%
-----------------------------------------------------------------------
Crown Castle International Corp.(1)           482,600      $  3,522,980
-----------------------------------------------------------------------
                                                           $  3,522,980
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $264,700,654)                          $304,823,118
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRIVATE PLACEMENTS AND
SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)             80,000      $     56,000
Quincunx Gold Exploration(1)(2)(3)            300,000            57,403
Western Exploration and Development,
Ltd.(1)(3)                                    600,000           180,000
-----------------------------------------------------------------------
                                                           $    293,403
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    293,403
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp., 1.77%,
5/2/02                                       $  5,014      $  5,013,754
General Electric Capital Corp., 1.90%,
5/1/02                                          4,396         4,396,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $9,409,754)                         $  9,409,754
-----------------------------------------------------------------------
Total Investments -- 101.6%
   (identified cost $274,790,396)                          $314,526,275
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.6)%                   $ (4,951,541)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $309,574,734
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
----------------------------------------------------------------
Investments, at value (identified cost,
   $274,790,396)                                    $314,526,275
Cash                                                         607
Receivable for investments sold                        6,660,519
Dividends receivable                                      64,406
Tax reclaim receivable                                     4,855
Prepaid expenses                                           1,729
----------------------------------------------------------------
TOTAL ASSETS                                        $321,258,391
----------------------------------------------------------------

Liabilities
----------------------------------------------------------------
Payable for investments purchased                   $ 11,646,004
Payable to affiliate for Trustees' fees                    1,627
Accrued expenses                                          36,026
----------------------------------------------------------------
TOTAL LIABILITIES                                   $ 11,683,657
----------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $309,574,734
----------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $269,838,855
Net unrealized appreciation (computed on the basis
   of identified cost)                                39,735,879
----------------------------------------------------------------
TOTAL                                               $309,574,734
----------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $7,282)            $    235,268
Interest                                                 158,781
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $    394,049
----------------------------------------------------------------

Expenses
----------------------------------------------------------------
Investment adviser fee                              $  1,012,916
Trustees' fees and expenses                                7,111
Custodian fee                                            109,431
Legal and accounting services                              9,005
Miscellaneous                                              1,531
----------------------------------------------------------------
TOTAL EXPENSES                                      $  1,139,994
----------------------------------------------------------------

NET INVESTMENT LOSS                                 $   (745,945)
----------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $(19,982,829)
   Foreign currency transactions                          (1,444)
----------------------------------------------------------------
NET REALIZED LOSS                                   $(19,984,273)
----------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $ 31,280,934
----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $ 31,280,934
----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                    $ 11,296,661
----------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 10,550,716
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 APRIL 30, 2002    PERIOD ENDED
IN NET ASSETS                                       (UNAUDITED)       OCTOBER 31, 2001(1)
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $       (745,945) $                         (1,156,826)
   Net realized loss                                     (19,984,273)                          (53,716,162)
   Net change in unrealized
      appreciation (depreciation)                         31,280,934                           (20,927,245)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                       $     10,550,716  $                        (75,800,233)
----------------------------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance Tax-Managed
      Emerging Growth Fund                          $             --  $                        382,775,917
   Contributions                                          40,074,730                            72,591,611
   Withdrawals                                           (48,888,665)                          (71,829,352)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                     $     (8,813,935) $                        383,538,176
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $      1,736,781  $                        307,737,943
----------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------
At beginning of period                              $    307,837,953  $                            100,010
----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                    $    309,574,734  $                        307,837,953
----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2002      YEAR ENDED
                                  (UNAUDITED)         OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)               0.70%(2)
   Expenses after custodian
      fee reduction                       0.70%(2)               0.68%(2)
   Net investment loss                   (0.46)%(2)             (0.48)%(2)
Portfolio Turnover                          64%                    38%
-----------------------------------------------------------------------------
TOTAL RETURN(3)                           3.27%                    --
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $309,575               $307,838
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Growth Portfolio (formerly Tax-Managed Emerging Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold.
 J Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2002, the advisory fee amounted to $1,012,916. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $197,041,094 and $206,521,542, respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $274,790,396
    ------------------------------------------------------
    Gross unrealized appreciation             $ 60,587,488
    Gross unrealized depreciation              (20,851,609)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 39,735,879
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

7 Restricted Securities
-------------------------------------------
   At April 30, 2002, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES   COST     FAIR VALUE
    -----------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98    80,000  $80,000  $   56,000

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) of $382,775,917, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

9 Name Change
-------------------------------------------
   Effective March 1, 2002, the Tax-Managed Emerging Growth Portfolio changed its name to Tax-Managed Small-Cap Growth Portfolio.

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 AS OF APRIL 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1 EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122







                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:1-800-262-1122



EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

130-6/02                                                                   MGSRC